UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5615

John Hancock Patriot Premium Dividend Fund I
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Attorney & Assistant Secretary
601 Congress Street
Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:    September 30

Date of reporting period:   June 30, 2005


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ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK
Patriot Premium Dividend Fund I

6.30.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]


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
John Hancock
Patriot Premium Dividend Fund I
Securities owned by the Fund on
June 30, 2005 (unaudited)

Issuer                                                                                                  Shares              Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks   36.29%                                                                                                $79,899,078
(Cost $66,984,668)

Electric Utilities   15.22%                                                                                            33,509,585
Alliant Energy Corp.                                                                                   144,380          4,064,297
Ameren Corp.                                                                                            45,900          2,538,270
CH Energy Group, Inc.                                                                                  151,050          7,345,561
Cinergy Corp.                                                                                           30,000          1,344,600
Consolidated Edison, Inc.                                                                               32,000          1,498,880
Great Plains Energy, Inc.                                                                               10,750            342,817
NSTAR                                                                                                  350,000         10,790,500
Progress Energy, Inc.                                                                                   52,500          2,375,100
Progress Energy, Inc., (Contingent Value Obligation) (B)(I)                                             69,000              8,280
Xcel Energy, Inc.                                                                                      164,000          3,201,280

Gas Utilities   4.25%                                                                                                   9,351,673
Atmos Energy Corp.                                                                                       9,700            279,360
KeySpan Corp.                                                                                          136,450          5,553,515
NiSource, Inc.                                                                                          67,600          1,671,748
Peoples Energy Corp.                                                                                    42,500          1,847,050

Integrated Telecommunication Services   1.57%                                                                           3,467,543
SBC Communications, Inc.                                                                                97,850          2,323,938
Verizon Communications, Inc.                                                                            33,100          1,143,605

Multi-Utilities & Unregulated Power   15.25%                                                                           33,570,277
Dominion Resources, Inc.                                                                                64,300          4,718,977
DTE Energy Co.                                                                                         126,000          5,893,020
Duke Energy Corp.                                                                                       40,000          1,189,200
Energy East Corp.                                                                                      257,000          7,447,860
National Fuel Gas Co.                                                                                   51,150          1,478,747
Public Service Enterprise Group, Inc.                                                                   16,000            973,120
Puget Energy, Inc.                                                                                     149,350          3,491,803
Sierra Pacific Resources (I)                                                                           227,600          2,833,620
TECO Energy, Inc.                                                                                      173,000          3,271,430
WPS Resources Corp.                                                                                     40,400          2,272,500

                                                                                       Credit
Issuer, description                                                                    rating (A)       Shares              Value
---------------------------------------------------------------------------------------------------------------------------------
Preferred stocks   63.21%                                                                                            $139,168,754
(Cost $138,097,422)

Agricultural Products   1.40%                                                                                           3,088,750
Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)                                        BB+              35,000          3,088,750

Broadcasting & Cable TV   2.12%                                                                                         4,663,850
Shaw Communications, Inc., 8.50% (Canada)                                              B+              185,000          4,663,850

Consumer Finance   0.34%                                                                                                  741,650
SLM Corp., 6.97%, Ser A                                                                BBB+             13,000            741,650

Diversified Banks   1.05%                                                                                               2,315,264
Royal Bank of Scotland Group Plc, 5.75%, Ser L (United Kingdom)                        A                95,200          2,315,264

Electric Utilities   22.89%                                                                                            50,392,844
Alabama Power Co., 5.20%                                                               BBB+            240,000          5,992,800
Boston Edison Co., 4.25%                                                               BBB+             58,152          4,942,920
Boston Edison Co., 4.78%                                                               BBB+             25,558          2,421,620
Duquesne Light Co., 6.50%                                                              BB+             105,800          5,512,180
Entergy Mississippi, Inc., 6.25%                                                       BB+              80,000          2,012,504
FPC Capital I, 7.10%, Ser A                                                            BB+              70,700          1,782,347
Georgia Power Co., 6.00%, Ser R                                                        A               213,800          5,473,280
Great Plains Energy, Inc., 4.35%                                                       BB+              23,638          1,855,583
Great Plains Energy, Inc., 4.50%                                                       BB+              12,510          1,032,075
HECO Capital Trust III, 6.50%                                                          BBB-             45,000          1,155,150
Interstate Power & Light Co., 7.10%, Ser C                                             BBB-             25,000            687,500
Interstate Power & Light Co., 8.375%, Ser B                                            BBB-             25,000            835,000
Monongahela Power Co., $7.73, Ser L                                                    B                34,500          3,467,250
PPL Electric Utilities Corp., 4.60%                                                    BBB               3,670            323,877
PSI Energy, Inc., 6.875%                                                               BBB-             37,000          3,866,500
Public Service Electric & Gas Co., 4.30%, Ser C                                        BB+               7,940            643,140
Sierra Pacific Power Co., 7.80%, Ser 1 (Class A)                                       CCC+            210,000          5,334,000
Virginia Electric & Power Co., $7.05                                                   BBB-             10,200          1,061,438
Xcel Energy, Inc., $4.11, Ser D                                                        BB+              24,921          1,993,680

Gas Utilities   1.35%                                                                                                   2,973,880
Southern Union Co., 7.55%                                                              BB+             111,800          2,973,880

Integrated Oil & Gas   2.44%                                                                                            5,368,550
Coastal Finance I, 8.375%                                                              CCC-            215,000          5,368,550

Integrated Telecommunication Services   1.16%                                                                           2,544,850
Telephone & Data Systems, Inc., 6.625%                                                 A-              100,000          2,494,000
Touch America Holdings, Inc., $6.875 (H)                                               D                50,850             50,850

Investment Banking & Brokerage   8.96%                                                                                 19,729,450
Bear Stearns Cos., Inc. (The), 5.49%, Depositary Shares, Ser G                         BBB              25,000          1,246,000
Bear Stearns Cos., Inc. (The), 5.72%, Depositary Shares, Ser F                         BBB             102,460          5,123,000
JPMorgan Chase & Co., 6.625%, Depositary Shares, Ser H                                 A-               72,000          3,711,600
Lehman Brothers Holdings, Inc., 5.67%, Depositary Shares, Ser D                        BBB+            102,700          5,083,650
Lehman Brothers Holdings, Inc., 5.94%, Depositary Shares, Ser C                        BBB+             90,400          4,565,200

Multi-Line Insurance   1.26%                                                                                            2,769,800
MetLife, Inc., 6.50%, Ser B                                                            BBB             110,000          2,769,800

Multi-Utilities & Unregulated Power   11.18%                                                                           24,626,050
Baltimore Gas & Electric Co., 6.99%, Ser 1995                                          Baa1             34,000          3,538,125
BGE Capital Trust II, 6.20%                                                            BBB-            190,000          4,902,000
Energy East Capital Trust I, 8.25%                                                     BBB-            200,000          5,250,000
PSEG Funding Trust II, 8.75%                                                           BB+              70,000          1,897,000
Public Service Electric & Gas Co., 6.92%                                               BB+              26,800          2,782,175
South Carolina Electric & Gas Co., 6.52%                                               Baa1             55,000          5,610,000
TECO Capital Trust I, 8.50%                                                            B                25,000            646,750

Oil & Gas Exploration & Production   8.04%                                                                             17,703,816
Anadarko Petroleum Corp., 5.46%, Depositary Shares, Ser B                              BBB-             45,278          4,468,373
Apache Corp., 5.68%, Depositary Shares, Ser B                                          BBB              25,000          2,591,408
Devon Energy Corp., 6.49%, Ser A                                                       BB+              50,000          5,225,000
Nexen, Inc., 7.35% (Canada)                                                            BB+             205,500          5,419,035

Regional Banks   1.02%                                                                                                  2,250,000
HSBC USA, Inc., $2.8575                                                                A2               45,000          2,250,000

                                                                                       Interest      Par value
Issuer, maturity date                                                                  rate (%)          ($000)             Value
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
Short-term investments   0.50%                                                                                         $1,109,000
(Cost $1,109,000)

Commercial Paper   0.50%                                                                                                1,109,000
ChevronTexaco Corp., 7-1-05                                                            3.140             1,109          1,109,000

Total investments   100.00%                                                                                          $220,176,832



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John Hancock
Patriot Premium Dividend Fund I
Footnotes to Schedule of Investments
June 30, 2005 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Non-income-producing security.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $3,088,750 or 1.40% of the Fund's total invesments as of June 30, 2005.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on June 30, 2005, including short-term investments, was $206,191,090. Gross unrealized appreciation and depreciation of investments aggregated $22,643,214 and $8,657,472, respectively, resulting in net unrealized appreciation of $13,985,742.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
*Members of the Audit Committee

Officers

Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment Adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent and Dividend Disburser
Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, New Jersey 07660

Transfer Agent for DARTS
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, New York 10017

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

Stock Symbol
Listed New York Stock Exchange: PDF

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:
          Mellon Investor Services
          85 Challenger Road
          Overpeck Centre
          Ridgefield Park, NJ 07660

Phone     Customer service representatives           1-800-852-0218
          Portfolio commentary                       1-800-344-7054
          24-hour automated information              1-800-843-0090
          TDD line                                   1-800-231-5469

This report is for the information of the shareholders of John Hancock Patriot Premium Dividend Fund I.


P10Q3  6/05
       8/05

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Patriot Premium Dividend Fund I

By: /s/ Keith F. Hartstein
    ------------------------------
    Keith F. Hartstein
    President and Chief Executive Officer

Date:    August 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Keith F. Hartstein
    -------------------------------
    Keith F. Hartstein
    President and Chief Executive Officer

Date:   August 29, 2005


By: /s/ William H. King
    -------------------------------
    William H. King
    Vice President and Treasurer

Date:    August 29, 2005